Business Combinations (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		May 13, 2024 USD ($)	May 13, 2024 CNY (¥)
Business Combinations [Line Items]
Paid in consideration						$ 0.1	¥ 1
Percentage equity interest	99.07%
Company account receivable	$ 35,232,701	$ 32,635,191	[1]	$ 32,649,834	[1]
Net loss	(6,643,051)	(5,844,700)	[1]	(29,589,382)	[1]
Acquisition net loss		571,561
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Business Combinations [Line Items]
Percentage equity interest						100.00%	100.00%
Date of the acquisition of the total assets		4,720
Date of the acquisition of the total liabilities		35,187
Date of the acquisition of the goodwill		30,467
Company account receivable		99
Net loss		95,290
Handshake [Member]
Business Combinations [Line Items]
Company account receivable	$ 2,408,160	3,808,452		$ 4,426,401
Goodwill impairment loss		30,575
Handshake [Member] | Total for all business combinations [member]
Business Combinations [Line Items]
Company account receivable		$ 831

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.